Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Jun. 30, 2018
Goodwill and Other Intangible Assets [Abstract]
Changes in Goodwill [text block table]

Goodwill allocated to cash-generating units

in € m.	Sales & Trading	Global Transaction Banking, Global Capital Markets & Corporate Finance	Private and Commercial Clients	Wealth Manage- ment	Postbank	Asset Manage- ment	Others	Total
Balance as of January 1, 2017	0	0	0	0	0	0	0	0
Goodwill acquired during the year	0	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	0	0	0
Reclassification from (to) “held for sale”	0	0	0	0	0	0	0	0
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0	0	0	0
Impairment losses	0	0	0	0	0	0	0	0
Exchange rate changes/other	0	0	0	0	0	0	0	0
Balance as of December 31, 2017	0	0	0	0	0	0	0	0
Gross amount of goodwill	0	0	0	0	0	0	0	0
Accumulated impairment losses	0	0	0	0	0	0	0	0
Balance as of January 1, 2018	0	0	0	0	0	0	0	0
Goodwill acquired during the year	0	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	0	0	0
Reclassification from (to) “held for sale”	0	0	0	0	0	0	0	0
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0	0	0	0
Impairment losses[2]	0	0	0	0	0	0	0	0
Exchange rate changes/other	0	0	0	0	0	0	0	0
Balance as of Jun 30, 2018	0	0	0	0	0	0	0	0
Gross amount of goodwill	0	0	0	0	0	0	0	0
Accumulated impairment losses	0	0	0	0	0	0	0	0

[1]Includes primary CGUs NCOU Wholesale Assets and NCOU Operating Assets.

[2] Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.